Income taxes - Other (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Current income tax expense
Current income tax expense	$ 15.2	$ 10.1	$ 37.3	$ 24.5
Deferred income tax expense (recovery)	14.2	1.4	11.9	(57.9)
Income tax expense (recovery)	$ 29.4	$ 11.5	$ 49.2	$ (33.4)